UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7383

Date of fiscal year end: August 31

Date of reporting period: June 30, 2009

PROXY VOTING RECORD

Name of Fund:(1)	Villere Balanced Fund
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

AAR Corp.	10/08/08	000361 10 5	AIR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Cerner Corporation	05/22/09	156782 10 4	CERN

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Quest Diagnostics, Inc.	05/14/09	74834L 10 0	DGX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Approve amendments to the employee long-term incentive plan.	Issuer

For	For	3. Approve amendments to the long-term incentive plan for non-employee directors.	Issuer

For	For	4. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Euronet Worldwide, Inc.	05/20/09	298736 10 9	EEFT

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2

For	For	2. Amend the company's Certificate of Incorporation to eliminate the mandatory indemnification of non-executive employees and agents.	Issuer

For	For	3. Amend the company's Certificate of Incorporation to eliminate stockholder action by written consent.	Issuer

For	For	4. Amend the company's 2006 stock incentive plan.	Issuer

For	For	5. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

NIC, Inc.	05/05/09	62914B 10 0	EGOV

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7

For	For	2. Approve a plan of conversion to cause the reincorporation of the company from the state of Colorado to the state of Delaware.	Issuer

For	For	3. Approve the inclusion in the company's Delaware Certificate of Incorporation of provisions authorizing an additional 20,000,000 shares of capital stock designated as "Blank Check" preferred stock.	Issuer

For	For	4. Approve the amendment to the 2006 Amended and Restated Stock Option and Incentive Plan.	Issuer

For	For	5. Ratification of auditors	Issuer

For	For
6. Approve the adjournment of the annual meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes for approval of the other matters referenced in this proxy at the annual meeting.
Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

EPIQ Systems, Inc.	06/03/09	26882D 10 9	EPIQ

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Gulf Island Fabrication, Inc.	04/23/09	402307 10 2	GIFI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

ION Geophysical Corp.	05/27/09	462044 10 8	IO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For
2. Approval of an employee equity replenishment program that will permit certain of ION's current employees to exchange certain outstanding stock options having exercise prices substantially above the current market price of ION common stock, and receive shares of ION common stock.
Issuer

For	For
3. Approval of an amendment to ION's Restated Certificate of Incorporation to effect a reverse stock split of ION's common stock at any time prior to ION's 2010 annual meeting at one of three reverse split ratios (1-for-2, 1-for-5 or 1-for-10) as selected by the Board of Directors in its sole discretion.
Issuer

For	For	4. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

JPMorgan Chase & Co.	05/19/09	46625H 10 0	JPM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9
For		Director 10
For		Director 11

For	For	2. Appointment of independent registered public accounting firm.	Issuer

For	For	3. Advisory vote on executive compensation	Issuer

Against	Against	4. Governmental service report	Shareholder

Against	Against	5. Cumulative voting	Shareholder

Against	Against	6. Special shareowner meetings	Shareholder

Against	Against	7. Credit card lending practices	Shareholder

Against	Against	8. Changes to KEPP	Shareholder

Against	Against	9. Share retention	Shareholder

Against	Against	10. Carbon principles report	Shareholder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Quicksilver Resources, Inc.	05/20/09	74837R 10 4	KWK

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2

For	For	2. Approval of amendment to Quicksilver's second Amended and Restated 2006 Equity Plan.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Luminex Corp.	05/21/09	55027E 10 2	LMNX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4

For	For	2. Approve the Luminex Corporation Amended and Restated 2006 Equity Incentive Plan.	Issuer

For	For	3. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

O'Reilly Automotive, Inc.	05/05/09	686091 10 9	ORLY

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

For	For	3. Approval of the 2009 stock purchase plan	Issuer

For	For	4. Approval of the 2009 incentive plan	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Bank of the Ozarks, Inc.	04/21/09	063904 10 6	OZRK

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9
For		Director 10
For		Director 11

For	For	2. Ratification of auditors	Issuer

For	For	3. Approve the 2009 restricted stock plan	Issuer

For	For	4. Approve, on an advisory basis, the company's executive compensation as described in the proxy statement.	Issuer

For	For	5. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Collective Brands, Inc.	05/21/09	19421W 10 0	PSS

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

For	For	3. Approve the amendments to and restatement of the 2006 Collective Brands, Inc. stock incentive plan.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

3D Systems Corp.	05/19/09	88554D 20 5	TDSC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9

For	For	2. Approval of amendment of the 2004 incentive stock plan.	Issuer

For	For	3. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Zoltek Companies, Inc.	02/25/09	98975W 10 4	ZOLT

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

American Vanguard Corp.	06/05/09	030371 10 8	AVD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8

For	For	2. Ratification of auditors	Issuer

For	For	3. To transact such other business as may properly come before the annual meeting or any adjournment or postponement thereof.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky
                                              Robert M. Slotky
                                              President

Date July 23, 2009
* Print the name and title of each signing officer under his or her signature.